Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 94.8%
Aerospace & Defense - 2.6%
Huntington Ingalls Industries, Inc.	89,300	$ 24,902,198
Banks - 2.0%
First Citizens BancShares, Inc., Class A	9,745	19,438,936
Beverages - 2.4%
Brown-Forman Corp., Class B	180,100	5,195,885
Molson Coors Beverage Co., Class B	365,100	17,787,672
		22,983,557
Biotechnology - 1.2%
Biogen, Inc. (A)	90,800	11,622,400
Chemicals - 3.5%
Mosaic Co.	450,400	16,218,904
PPG Industries, Inc.	116,600	12,301,300
Westlake Corp.	61,500	4,876,950
		33,397,154
Consumer Finance - 1.1%
Ally Financial, Inc.	292,492	11,070,822
Consumer Staples Distribution & Retail - 2.0%
Dollar General Corp.	67,800	7,112,220
Dollar Tree, Inc. (A)	46,300	5,257,365
U.S. Foods Holding Corp. (A)	88,200	7,349,706
		19,719,291
Containers & Packaging - 3.0%
Crown Holdings, Inc.	160,400	15,937,344
Graphic Packaging Holding Co.	588,800	13,165,568
		29,102,912
Distributors - 2.5%
LKQ Corp.	827,797	24,395,178
Diversified Telecommunication Services - 1.1%
Liberty Global Ltd., Class A (A)	1,051,426	10,535,289
Electric Utilities - 3.6%
Evergy, Inc.	306,600	21,707,280
OGE Energy Corp.	287,942	13,078,326
		34,785,606
Electronic Equipment, Instruments & Components - 3.0%
TD SYNNEX Corp.	89,700	12,951,783
Vontier Corp.	398,038	16,506,636
		29,458,419
Energy Equipment & Services - 2.7%
Halliburton Co.	727,800	16,302,720
Noble Corp. PLC	368,000	9,866,080
		26,168,800
Entertainment - 1.5%
Warner Bros Discovery, Inc. (A)	1,116,500	14,704,305
Financial Services - 3.7%
Corpay, Inc. (A)	36,200	11,694,410
	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Global Payments, Inc.	232,300	$ 18,572,385
Mr. Cooper Group, Inc. (A)	33,000	5,138,760
		35,405,555
Food Products - 11.0%
Archer-Daniels-Midland Co.	355,300	19,250,154
Conagra Brands, Inc.	1,395,200	25,476,352
Kraft Heinz Co.	977,500	26,842,150
Lamb Weston Holdings, Inc.	151,900	8,668,933
Post Holdings, Inc. (A)	114,600	12,125,826
Tyson Foods, Inc., Class A	261,600	13,681,680
		106,045,095
Ground Transportation - 1.0%
U-Haul Holding Co.	186,600	9,703,200
Health Care Equipment & Supplies - 4.6%
Baxter International, Inc.	789,400	17,177,344
Koninklijke Philips NV (B)	265,909	6,966,816
Zimmer Biomet Holdings, Inc.	216,700	19,860,555
		44,004,715
Health Care Providers & Services - 2.5%
Centene Corp. (A)	557,000	14,520,990
Henry Schein, Inc. (A)	139,700	9,450,705
		23,971,695
Insurance - 4.3%
Fidelity National Financial, Inc.	293,722	16,574,733
Markel Group, Inc. (A)	8,870	17,813,532
Willis Towers Watson PLC	21,745	6,867,288
		41,255,553
Interactive Media & Services - 3.5%
IAC, Inc. (A)	409,290	16,085,097
Match Group, Inc.	518,900	17,782,703
		33,867,800
IT Services - 1.3%
Cognizant Technology Solutions Corp., Class A	178,300	12,794,808
Life Sciences Tools & Services - 3.0%
Bio-Rad Laboratories, Inc., Class A (A)	63,108	15,268,981
IQVIA Holdings, Inc. (A)	74,100	13,772,226
		29,041,207
Machinery - 0.8%
CNH Industrial NV	581,668	7,538,417
Media - 4.0%
EchoStar Corp., Class A (A)	153,378	4,998,589
GCI Liberty, Inc. (A)(C)(D)(E)	293,004	0
News Corp., Class A	528,500	15,495,620
Omnicom Group, Inc.	70,000	5,043,500
Sirius XM Holdings, Inc.	628,029	13,263,973
		38,801,682
Metals & Mining - 1.8%
Commercial Metals Co.	335,200	17,383,472
Transamerica Funds

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 3.8%
Dominion Energy, Inc.	455,900	$ 26,647,355
NiSource, Inc.	230,400	9,780,480
		36,427,835
Oil, Gas & Consumable Fuels - 3.9%
Expand Energy Corp.	50,200	5,259,956
HF Sinclair Corp.	445,488	19,574,743
Kinder Morgan, Inc.	468,302	13,140,554
		37,975,253
Pharmaceuticals - 4.6%
Jazz Pharmaceuticals PLC (A)	127,100	14,569,473
Perrigo Co. PLC	529,600	14,124,432
Viatris, Inc.	1,789,900	15,643,726
		44,337,631
Professional Services - 4.8%
Amentum Holdings, Inc. (A)	653,416	16,315,797
Clarivate PLC (A)(B)	2,187,600	8,422,260
Jacobs Solutions, Inc.	98,600	13,988,382
SS&C Technologies Holdings, Inc.	87,200	7,453,856
		46,180,295
Semiconductors & Semiconductor Equipment - 0.5%
ON Semiconductor Corp. (A)	86,400	4,869,504
Specialized REITs - 1.8%
Gaming & Leisure Properties, Inc.	382,175	17,419,536
Specialty Retail - 0.5%
Ulta Beauty, Inc. (A)	9,900	5,098,599
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.2%
WESCO International, Inc.	56,000	$ 11,589,760
Total Common Stocks (Cost $829,972,518)		915,996,479
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (F)	1,109,884	1,109,884
Total Other Investment Company (Cost $1,109,884)		1,109,884

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
Fixed Income Clearing Corp., 1.80% (F), dated 07/31/2025, to be repurchased at $47,491,278 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $48,438,722.	$ 47,488,903	47,488,903
Total Repurchase Agreement (Cost $47,488,903)		47,488,903
Total Investments (Cost $878,571,305)		964,595,266
Net Other Assets (Liabilities) - 0.2%		2,077,266
Net Assets - 100.0%		$ 966,672,532
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$915,996,479	$—	$0	$915,996,479
Other Investment Company	1,109,884	—	—	1,109,884
Repurchase Agreement	—	47,488,903	—	47,488,903
Total Investments	$917,106,363	$47,488,903	$0	$964,595,266
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $15,388,933, collateralized by cash collateral of $1,109,884 and non-cash collateral, such as U.S. government securities of $14,753,434. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2025, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(D)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At July 31, 2025, the
total value of the securities is $0, representing 0.0% of the Fund’s net assets.

(E)	Security deemed worthless.
(F)	Rate disclosed reflects the yield at July 31, 2025.
Transamerica Funds

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Mid Cap Value Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds